Document and Entity Information	Mar. 29, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001670541
Document Type	8-K
Document Period End Date	Mar. 29, 2021
Entity Registrant Name	ADIENT PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-37757
Entity Tax Identification Number	98-1328821
Entity Address, Address Line One	25-28 North Wall Quay
Entity Address, Address Line Two	IFSC
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 H104
City Area Code	734
Local Phone Number	254-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value $0.001
Trading Symbol	ADNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false